UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06680

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BHIRUD FUNDS INC.

(Exact name of registrant as specified in charter)

C/o Bhirud Associates, Inc.

3 Thorndal Circle, Darien, CT 06820

(Address of principal executive offices)(Zip code)

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SURESH L. BHIRUD

C/o Bhirud Associates, Inc.

3 Thorndal Circle, Darien, CT 06820

(Name and address of agent for service)

1-203-662-6659

Registrant's telephone number, including area code

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Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

	Apex Mid Cap Growth Fund
	Portfolio of Investments
	April 30, 2007 (Unaudited)

COMMON STOCKS
Shares		Value	% of Net Assets
Beverages
400	Jones Soda Co.*	$9,836	2.88%

Biological Products, (No Diagnostic Substances)
400	Imclone Systems, Inc.*	16,756
1,000	Targeted Genetics Corp.*	3,870
		20,626	6.03%

Cable & Other Pay Television Services
3,000	Tivo, Inc.*	19,230	5.63%

Communications Equipment, NEC
2,000	Applied Digital Solutions, Inc.*	2,800	0.82%

Computer Communications Equipment
1,000	3com Corp.*	4,030
1,000	Brocade Communications Systems, Inc.*	9,770
		13,800	4.04%

Computer Terminals
600	Palm,Inc.*	10,128	2.96%

Crude Petroleum & Natural Gas
10,000	Cityview Corp.*	650
200	GSV, Inc.*	40
		690	0.20%

Electromedical & Electrotherapeutic Apparatus
500	Thoratec Corp.*	9,810
9,000	Trimedyne, Inc.*	11,610
		21,420	6.27%

Engines & Turbines
1,700	Capstone Turbine Corp.*	1,700	0.50%

Financal Services
116	JPC Cap Partners, Inc.*	5	0.00%

Household Audio & Video Equipment
170	VPGI Corp.*	153	0.04%

In Vitro & In Vivo Diagnostic
3,000	Monogram Biosciences, Inc.*	5,610	1.64%

Laboratory Analytical Insturments
200	Affymetrix, Inc.*	5,254	1.54%

Mining & Quarrying of Non Metal
500	Hecla Mining Co.*	4,405	1.29%

Ophthalmic Goods
300	Oakley, Inc.	7,239	2.12%

Ordnanace & Accessories
1,800	Taser International, Inc.*	15,534	4.55%

Pharmaceutical Preparations
100	Cephalon, Inc.*	7,961
200	Millennium Pharmaceutical, Inc.*	2,216
		10,177	2.98%

Plastic Materials, Snyth Resin
200	Dow Chemical Co.	8,922	2.61%

Retail - Drug Stores & Proprietarys
1,000	Rite Aid Corp.*	6,140	1.80%

Rolling Drawing & Extruding of
400	Alcoa, Inc.	14,196	4.15%

Rubber & Plastics Footwear
300	Crocs, Inc.*	16,764	4.90%

Semiconductors & Related Devices
200	Broadcom Corp.*	6,510
300	Rambus, Inc.*	5,943
12	Verigy LTD*	303
		12,756	3.73%

Services Business Sevices
500	Shanda Interactive Enterainment LTD*	12,520
200	The9 LTD.*	8,182
		20,702	6.06%

Services Computer Integrated Systems Design
300	Travelzoo, Inc.*	8,328	2.44%

Services - Computer Processing &
400	Sohu Com, Inc.*	10,128	2.96%

Services Computer Programming
250	Divx, Inc.*	5,040
4,050	Napster, Inc.*	16,443
750	Satyam Infoway LTD*	6,240
		27,723	8.11%

Services Direct Mail Advertising
12,000	CMGI, Inc.*	25,200	7.37%

Services Health Services
9,000	Diamond Hitts Production, Inc.*	1
40,000	Edulink, Inc.*	8
		9	0.00%

Services - Motion Picutre & Video
300	Knight Capital Group, Inc.*	4,860	1.42%

Services Prepackaged Software
1,000	Acclaim Entertainment, Inc.*	7
2,000	China.com Corp. Class A*	17,900
640	Futuremedia PLC ADR*	774
		18,681	5.47%

Services Video Tape Rental
550	Netflix, Inc.*	12,194	3.57%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
1,160	AK Steel Holding Corp.*	35,403	10.36%

Surgical & Medical Instruments
8	Vivus, Inc.*	43	0.01%

Telephone & Telegraph Apparatus
100	Ciena, Corp.*	2,916
200	Talkpoint Liquidation, Inc.*	1
		2,917	0.85%

TOTAL COMMON STOCKS (Cost $521,295)		373,573	109.30%

TOTAL INVESTMENTS (Cost $521,295)		$373,573	109.30%

LIABILITIES IN EXCESS OF OTHER ASSETS		-31,798	-9.30%

NET ASSETS		$341,775	100.00%

* Non-income producing securities.

NOTES TO FINANCIAL STATEMENTS
Apex Mid Cap Growth Fund
1. SECURITY TRANSACTIONS

At April 30, 2007, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $521,295 amounted to $141,722, which consisted of aggregate gross unrealized appreciation of  $46,113 and aggregate gross unrealized depreciation of $189,835.

ITEM 2. CONTROLS AND PROCEDURES

(a) The  Registrant's  President/Chief  Executive  Officer and Treasurer/Chief Financial  Officer has concluded that the Registrant's disclosure controls and  procedures  (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the  filing  date  of  the report that includes the disclosure required by this  paragraph,  based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There  were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably  likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Separate  certifications  for  each  principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Apex Mid Cap Growth Fund

By: /s/ Suresh L. Bhirud

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        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: June 25, 2007

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment  Company Act of 1940, this report has been signed below by the following  person  on  behalf  of the registrant and in the capacities and on the date indicated.

By: /s/ Suresh L. Bhirud

        --------------------

        Suresh L. Bhirud

        Chairman, President, Treasurer

Date: June 25, 2007